Business Segment, Geographic, and Concentration Risk Information - Summary of Segment Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net (loss) income attributable to Athenex, Inc.:
Total consolidated net loss attributable to Athenex, Inc.	$ (102,887)	$ (47,661)	$ (87,715)	$ (50,600)
Oncology Innovation Platform
Net (loss) income attributable to Athenex, Inc.:
Total consolidated net loss attributable to Athenex, Inc.	(83,836)	(40,441)	(64,837)	(50,257)
Global Supply Chain Platform
Net (loss) income attributable to Athenex, Inc.:
Total consolidated net loss attributable to Athenex, Inc.	(4,693)	(23)	(11)	$ (343)
Commercial Platform
Net (loss) income attributable to Athenex, Inc.:
Total consolidated net loss attributable to Athenex, Inc.	$ (14,358)	$ (7,197)	$ (22,867)